LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.89%
Equity Funds–68.10%
iShares Core S&P 500 ETF	258,008	$172,684,754
iShares Core S&P Mid-Cap ETF	635,784	41,491,264
iShares Edge MSCI Min Vol USA ETF	1,537,880	146,313,903
iShares Russell 2000 ETF	224,806	54,394,060
		414,883,981
Fixed Income Funds–28.67%
iShares Broad USD Investment Grade Corporate Bond ETF	560,015	29,243,983
iShares Core U.S. Aggregate Bond ETF	866,972	86,913,944
iShares Core U.S. Treasury Bond ETF	1,264,877	29,243,956
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
iShares MBS ETF	307,217	$29,231,698
		174,633,581
Money Market Fund–3.12%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	19,016,896	19,016,896
		19,016,896
Total Investment Companies (Cost $382,777,671)		608,534,458

TOTAL INVESTMENTS–99.89% (Cost $382,777,671)	608,534,458
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.11%	685,298
NET ASSETS APPLICABLE TO 41,812,130 SHARES OUTSTANDING–100.00%	$609,219,756

The following futures contracts were outstanding at September 30, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
19	CME E-mini Russell 2000 Index Futures	$2,332,725	$2,295,157	12/19/25	$37,568	$—
35	CME E-mini S&P 500 Index Futures	11,792,813	11,629,976	12/19/25	162,836	—
10	CME E-mini S&P MidCap 400 Index Futures	3,286,200	3,308,907	12/19/25	—	(22,707)
Total Futures Contracts					$200,404	$(22,707)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
ETF–Exchange-Traded Fund
MBS–Mortgage-Backed Security
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–1